Summary of accounting policies - Schedule of the impact of correction of each of these errors on prior amounts (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022		Mar. 31, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for credit losses	¥ 1,574	¥ 12,353	[1]	¥ 39,075	[2]
Trading assets and private equity and debt investments	(1,623,037)	1,229,557		1,441,539
Margin loans and receivables	472,811	111,468		936,346
Other, net	(375,318)	(125,127)		(63,363)
Net cash provided by (used in) operating activities	(694,820)	(862,832)		667,610
Payments for placements of time deposits	(344,117)	(227,644)		(239,980)
Proceeds from redemption or maturity of time deposits	284,705	199,475		283,650
Proceeds from sales of investments in equity securities	(43,299)	(109,111)		(1,221)
Payments for purchases of equity investments	(4,471)	(3,142)		(20,115)
Proceeds from sales of equity investments	52,299	41,089		20,258
Net cash outflows from loans receivable at banks	84,362	110,811		83,122
Net cash outflows from interbank money market loans	(62)	(808)		(355)
Payments for purchases of non-trading debt securities	(45,910)	(106,390)		(124,614)
Proceeds from sales or maturity of non-trading debt securities	205,468	55,325		163,023
Acquisitions, net of cash acquired	0	0		11,152
Divestures, net of cash disposed of	16,950	0		0
Payments for purchases of investments in affiliated companies	25,119	5,674		12,098
Other, net	(8,978)	(4,466)		735
Net cash provided by (used in) investing activities	(233,225)	(593,182)		257,932
Proceeds from issuances of long-term borrowings	2,208,422	3,894,613		2,063,263
Payments for repurchases or maturity of long-term borrowings	(1,115,171)	(2,656,233)		(2,095,069)
Proceeds from issuances of short-term borrowings	2,630,083	1,743,817		2,929,762
Payments for repurchases or maturity of short-term borrowings	(2,694,588)	(2,164,098)		(2,865,700)
Net cash inflows (outflows) from other secured borrowings	(52,915)	30,753		(335,372)
Net cash inflows from deposits received at banks	328,867	372,575		36,223
Payments for withholding taxes on stock-based compensation	(9,060)	(10,816)		(3,856)
Contributions from noncontrolling interests	59,718	42,881		24,794
Distributions to noncontrolling interests	(37,630)	(43,346)		(35,145)
Net cash provided by (used in) financing activities	1,283,937	1,112,718		(668,725)
Incorrect Classification Of Cash Flows
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for credit losses	(4,047)	8,749		38,303
Trading assets and private equity and debt investments	(1,623,037)	1,229,557		1,441,539
Margin loans and receivables	472,811	111,468		936,346
Other, net	(375,318)	(125,127)		(63,363)
Net cash provided by (used in) operating activities	(694,820)	(862,832)		667,610
Payments for placements of time deposits	(344,117)	(227,644)		(239,980)
Proceeds from redemption or maturity of time deposits	284,705	199,475		283,650
Payments for purchases of equity investments	(4,471)	(3,142)		(20,115)
Proceeds from sales of equity investments	52,299	41,089		20,258
Net cash outflows from loans receivable at banks	(84,362)	(110,811)		(83,122)
Payments for purchases or origination of other non-trading loans	(4,702,061)	(5,695,122)		(3,362,619)
Proceeds from sales or repayments of other non-trading loans	4,486,651	5,172,221		3,713,333
Net cash outflows from interbank money market loans	(62)	(808)		(355)
Payments for purchases of non-trading debt securities	(45,910)	(106,390)		(124,614)
Proceeds from sales or maturity of non-trading debt securities	205,468	55,325		163,023
Acquisitions, net of cash acquired				(11,152)
Divestures, net of cash disposed of	16,950
Payments for purchases of investments in affiliated companies	(25,119)	(5,674)		(12,098)
Proceeds from sales of investments in affiliated companies	43,299	109,111		1,221
Other, net	(8,978)	(4,466)		735
Net cash provided by (used in) investing activities	(233,225)	(593,182)		257,932
Proceeds from issuances of long-term borrowings	2,208,422	3,894,613		2,063,263
Payments for repurchases or maturity of long-term borrowings	(1,115,171)	(2,656,233)		(2,095,069)
Proceeds from issuances of short-term borrowings	2,630,083	1,743,817		2,929,762
Payments for repurchases or maturity of short-term borrowings	(2,694,588)	(2,164,098)		(2,865,700)
Net cash inflows (outflows) from interbank money market borrowings	48,197	12,925		(311,471)
Net cash inflows (outflows) from other secured borrowings	(52,915)	30,753		(335,372)
Net cash inflows from deposits received at banks	328,867	372,575		36,223
Payments for withholding taxes on stock-based compensation	(9,060)	(10,816)		(3,856)
Contributions from noncontrolling interests		42,881		24,794
Distributions to noncontrolling interests		(43,346)		(35,145)
Net cash provided by (used in) financing activities	1,283,937	1,112,718		(668,725)
Previously Reported | Incorrect Classification Of Cash Flows
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Time deposits	(70,532)	(23,064)		43,560
Trading assets and private equity and debt investments	(1,576,531)	1,254,261		1,468,357
Other secured borrowings	(62,416)	2,120		(326,450)
Margin loans and receivables	178,254	(412,429)		1,145,429
Other, net	(278,296)	(102,119)		20,089
Net cash provided by (used in) operating activities	(974,750)	(1,368,710)		665,770
Payments for purchases of investments in equity securities	(100)	(300)
Proceeds from sales of investments in equity securities	35,499	2,502		6,502
Net cash outflows from loans receivable at banks	(84,570)	(112,782)		(83,412)
Decrease (increase) in non-trading debt securities, net	159,558	(51,065)
Payments for purchases of non-trading debt securities				38,409
Business combinations or disposals, net	16,950			(11,152)
Decrease (increase) in investments in affiliated companies, net	18,180	103,437		(9,182)
Other, net	945	29,253		(9,958)
Net cash provided by (used in) investing activities	38,945	(45,301)		(139,026)
Proceeds from issuances of long-term borrowings	2,337,586	3,895,059		2,067,725
Payments for repurchases or maturity of long-term borrowings	(1,230,365)	(2,670,106)		(2,068,695)
Increase (decrease) in short-term borrowings, net	(81,925)	(475,509)		(325,237)
Net cash inflows from deposits received at banks	326,299	448,099		126,177
Contributions from noncontrolling interests				6,257
Distributions to noncontrolling interests		(16,475)
Net cash provided by (used in) financing activities	1,291,697	1,070,715		(269,927)
Restatement Adjustment | Incorrect Classification Of Cash Flows
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for credit losses	(4,047)	8,749		38,303
Time deposits	70,532	23,064		(43,560)
Trading assets and private equity and debt investments	(46,506)	(24,704)		(26,818)
Other secured borrowings	62,416	(2,120)		326,450
Margin loans and receivables	294,557	523,897		(209,083)
Other, net	(97,022)	(23,008)		(83,452)
Net cash provided by (used in) operating activities	279,930	505,878		1,840
Payments for placements of time deposits	(344,117)	(227,644)		(239,980)
Proceeds from redemption or maturity of time deposits	284,705	199,475		283,650
Payments for purchases of investments in equity securities	100	300
Proceeds from sales of investments in equity securities	(35,499)	(2,502)		(6,502)
Payments for purchases of equity investments	(4,471)	(3,142)		(20,115)
Proceeds from sales of equity investments	52,299	41,089		20,258
Net cash outflows from loans receivable at banks	208	1,971		290
Payments for purchases or origination of other non-trading loans	(4,702,061)	(5,695,122)		(3,362,619)
Proceeds from sales or repayments of other non-trading loans	4,486,651	5,172,221		3,713,333
Net cash outflows from interbank money market loans	(62)	(808)		(355)
Decrease (increase) in investments in affiliated companies, net				9,182
Payments for purchases of investments in affiliated companies				(12,098)
Proceeds from sales of investments in affiliated companies				1,221
Other, net	(9,923)	(33,719)		10,693
Net cash provided by (used in) investing activities	(272,170)	(547,881)		396,958
Proceeds from issuances of long-term borrowings	(129,164)	(446)		(4,462)
Payments for repurchases or maturity of long-term borrowings	115,194	13,873		(26,374)
Increase (decrease) in short-term borrowings, net	81,925	475,509		325,237
Proceeds from issuances of short-term borrowings	2,630,083	1,743,817		2,929,762
Payments for repurchases or maturity of short-term borrowings	(2,694,588)	(2,164,098)		(2,865,700)
Net cash inflows (outflows) from interbank money market borrowings	48,197	12,925		(311,471)
Net cash inflows (outflows) from other secured borrowings	(52,915)	30,753		(335,372)
Net cash inflows from deposits received at banks	2,568	(75,524)		(89,954)
Payments for withholding taxes on stock-based compensation	(9,060)	(10,816)		(3,856)
Contributions from noncontrolling interests		42,881		18,537
Distributions to noncontrolling interests		(26,871)		(35,145)
Net cash provided by (used in) financing activities	¥ (7,760)	¥ 42,003		¥ (398,798)

[1]	Following default by a U.S. client in connection with the U.S. Prime Brokerage Event in March 2021, an additional provision for credit losses of ¥9,289 million was recognized during the year ended March 31, 2022.
[2]	Following default by a U.S. client in connection with the U.S. Prime Brokerage Event in March 2021, a provision for credit losses of ¥41,561 million was recognized.